CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net Income (loss)	$ 8,809	$ (5,762)	$ (7,672)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	2,754	2,577	2,468
Write-off of property and of equipment, net			385
Stock-based compensation related to options granted to employees and non-employees	2,256	1,990	2,298
Amortization of intangible assets	124	123	116
Capital loss (gain)	7	70	(108)
Decrease (increase) in accrued severance pay, net	12	75	(180)
Decrease in other assets	98	41	43
Decrease (increase) in accrued interest and amortization of premium on marketable securities	151	(189)	2
Increase in trade receivables	(1,187)	(2,897)	(1,679)
Increase in other receivables and prepaid expenses	(1,083)	(1,495)	(1,661)
Decrease (increase) in inventories, net	329	(5,784)	(787)
Decrease (increase) in long-term deferred taxes	(114)	49	316
Increase (decrease) in trade payables	(2,456)	1,998	240
Increase (decrease) in employees and payroll accruals	(748)	1,868	606
Increase in deferred revenues	7,423	7,188	745
Increase (decrease) in other payables and accrued expenses	(1,178)	(213)	1,440
Realized loss related to sale of available-for-sale marketable securities		7,712
Other than temporary loss on marketable securities, net			3,036
Net cash provided by (used in) operating activities	15,197	7,351	(392)
Cash flows from investing activities:
Increase in restricted cash and deposits	(78)		(2)
Investments in short-term bank deposits	(24,000)		(201)
Redemption of short-term bank deposits		1,264
Purchase of property and equipment	(2,953)	(2,334)	(3,608)
Proceeds from sale of property and equipment	30	168	159
Investment in available-for sale marketable securities	(4,735)	(16,765)
Proceeds from redemption or sale of available-for-sale marketable securities	2,603	13,652
Net cash used in investing activities	(29,133)	(4,015)	(3,652)
Cash flows from financing activities:
Issuance of shares related to secondary offering, net	84,922
Exercise of stock options	2,838	3,052	485
Net cash provided by financing activities	87,760	3,052	485
Increase (decrease) in cash and cash equivalents	73,824	6,388	(3,559)
Cash and cash equivalents at the beginning of the year	42,858	36,470	40,029
Cash and cash equivalents at the end of the year	116,682	42,858	36,470
Supplementary cash flow information:
Cash paid during the year for taxes	$ 100	$ 168	$ 80